Investment in joint ventures (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Financial Information of Group's Investment in Flocktory Joint Venture

The following table illustrates summarized financial information of the Group’s investment in Flocktory joint venture:

As of December 31, 2017
Share of the joint venture companies’ statement of financial position:
Non-current assets	666
Current assets	125
including cash and cash equivalents	80
Current liabilities	(11)
including financial liabilities	(9)
Net assets	780
Group’s share (82%) of net assets	640
Goodwill	192

Carrying amount of investment in joint venture companies	832

Summary of Joint Venture's Revenue and Net Income

Share of the joint venture’s revenue and net income for year ended December 31, 2017:

Revenue	187
Cost of revenues	(79)
Other income and expenses, net	(107)
including selling, general and administrative expenses	(55)
including depreciation and amortization	(59)

Total comprehensive income	1

Group’s share (82%) of total comprehensive income	1